Beau Yanoshik

Partner

+1.202.373.6133

beau.yanoshik@morganlewis.com

May 10, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Venerable Variable Insurance Trust: Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File Nos. 333-274984 and 811-23910)

Ladies and Gentlemen:

On behalf of our client, Venerable Variable Insurance Trust (the “Trust”), we are filing Pre-Effective Amendment No. 3 to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 (Amendment No. 3 to the Trust’s registration statement under the Investment Company Act of 1940) (the “Registration Statement”). The purpose of the filing is to respond to U.S. Securities and Exchange Commission staff comments received on the Trust’s Pre-Effective Amendment No. 2, filed on April 10, 2024, and include additional information in the Registration Statement.

Please contact me at (202) 373-6133 should you have any questions or comments.

Very truly yours,

/s/ Beau Yanoshik

Beau Yanoshik

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001